ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 9,569,468	$ 13,425,508
Less: allowance for doubtful accounts	(8,913,180)	(12,538,651)	$ (935,865)
Net accounts receivable	656,288	886,857
Less: accounts receivable, net, held for discontinued operations	(36,876)	(744,628)
Accounts receivable, net, held for continuing operations	$ 619,412	$ 142,229